CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Restricted cash	¥ 40,957	$ 5,648	¥ 23,004
Notes receivable	179,143	24,705	137,710
Short-term borrowings	870,000	119,978	932,000
Accounts payable - third parties	1,445,193	199,301	649,967
Accounts payable - related parties	241,773	33,342	111,531
Notes payable	168,405	23,224	127,304
Amounts due to related parties	42,843	5,908	106,825
Current liabilities - third parties	4,706	649	2,685
Contract liabilities - related parties	316,667	43,670	363,285
Accrued expenses and other current liabilities	785,134	108,275	461,264
Contract liabilities - third parties	70	10	317
Non-current liabilities - related parties	282,080	38,901	472,749
Other non-current liabilities	¥ 30,716	$ 4,236	¥ 16,292
Ordinary shares, shares authorized | shares	10,000,000,000	10,000,000,000
Treasury shares held | shares	0	0	5,010,420
VIE's
Restricted cash | ¥	¥ 0		¥ 23,004
Notes receivable | ¥			137,710
Short-term borrowings | ¥	0		932,000
Accounts payable - third parties | ¥	0		622,867
Accounts payable - related parties | ¥			159,528
Notes payable | ¥	0		127,304
Amounts due to related parties | ¥			2,452,787
Current liabilities - third parties | ¥	0		2,685
Contract liabilities - related parties | ¥	0		363,285
Accrued expenses and other current liabilities | ¥	0		442,588
Contract liabilities - third parties | ¥	0		317
Non-current liabilities - related parties | ¥	0		472,749
Other non-current liabilities | ¥	0		16,292
VIE's | Nonrecourse [Member]
Accounts payable - related parties | ¥	0		99,906
Amounts due to related parties | ¥	0		309,010
VIE's | Notes Receivable of VIEs for settling Vies obligation only [Member]
Notes receivable | ¥	¥ 0		¥ 110,550
Series Angel Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value per share | $ / shares		$ 0.000005		$ 0.000005
Redeemable convertible preferred shares, shares authorized | shares	0	0	6,016,207
Redeemable convertible preferred shares, shares issued | shares	0	0	6,016,207
Redeemable convertible preferred shares, shares outstanding | shares	0	0	6,016,207
Redeemable convertible preferred shares, redemption value | ¥	¥ 0		¥ 283,585
Redeemable convertible preferred shares, liquidation preference | ¥	¥ 0		¥ 273,519
Series A Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value per share | $ / shares		$ 0.000005		0.000005
Redeemable convertible preferred shares, shares authorized | shares	0	0	29,184,844
Redeemable convertible preferred shares, shares issued | shares	0	0	29,184,844
Redeemable convertible preferred shares, shares outstanding | shares	0	0	29,184,844
Redeemable convertible preferred shares, redemption value | ¥	¥ 0		¥ 1,429,313
Redeemable convertible preferred shares, liquidation preference | ¥	¥ 0		¥ 1,336,186
Series A+ Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value per share | $ / shares		$ 0.000005		0.000005
Redeemable convertible preferred shares, shares authorized | shares	0	0	29,361,157
Redeemable convertible preferred shares, shares issued | shares	0	0	29,361,157
Redeemable convertible preferred shares, shares outstanding | shares	0	0	29,361,157
Redeemable convertible preferred shares, redemption value | ¥	¥ 0		¥ 1,386,671
Redeemable convertible preferred shares, liquidation preference | ¥	¥ 0		¥ 1,331,641
Series A2+ Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value per share | $ / shares		$ 0.000005		0.000005
Redeemable convertible preferred shares, shares authorized | shares	0	0	8,546,916
Redeemable convertible preferred shares, shares issued | shares	0	0	8,546,916
Redeemable convertible preferred shares, shares outstanding | shares	0	0	8,546,916
Redeemable convertible preferred shares, redemption value | ¥	¥ 0		¥ 475,413
Redeemable convertible preferred shares, liquidation preference | ¥	¥ 0		¥ 452,241
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value per share | $ / shares		$ 0.000005		0.000005
Redeemable convertible preferred shares, shares authorized | shares	0	0	17,615,165
Redeemable convertible preferred shares, shares issued | shares	0	0	17,615,165
Redeemable convertible preferred shares, shares outstanding | shares	0	0	17,615,165
Redeemable convertible preferred shares, redemption value | ¥	¥ 0		¥ 1,117,317
Redeemable convertible preferred shares, liquidation preference | ¥	¥ 0		¥ 1,104,188
Ordinary Shares
Ordinary shares, par value per share | $ / shares				$ 0.000005
Ordinary shares, shares authorized | shares			9,909,275,711
Ordinary shares, shares issued | shares			231,237,692
Ordinary shares, shares outstanding | shares			231,237,692
Class A Ordinary Shares
Ordinary shares, par value per share | $ / shares		$ 0.000005
Ordinary shares, shares authorized | shares	8,000,000,000	8,000,000,000
Ordinary shares, shares issued | shares	288,434,474	288,434,474
Ordinary shares, shares outstanding | shares	288,434,474	288,434,474
Class B Ordinary Shares
Ordinary shares, par value per share | $ / shares		$ 0.000005
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	48,960,916	48,960,916
Ordinary shares, shares outstanding | shares	48,960,916	48,960,916